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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:    CORUS BANKSHARES, INC.
ADDRESS: 3959 N. LINCOLN AVE.
         CHICAGO, IL 60613

Form 13F File Number: 28-10052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Dulberg
Title:   Executive Vice President and Chief Financial Officer
Phone:   773-832-3473

Signature, Place, and Date of Signing:


/s/ Michael E. Dulberg                       Chicago, IL        February 3, 2009

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          0

Form 13F Information Table Value Total:        $--
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE

                                                                                                      VOTING AUTHORITY
                                            VALUE    SHRS OR   SH/   PUT/   INVESTMENT     OTHER    --------------------
NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
--------------   --------------   -----   --------   -------   ---   ----   ----------   --------   ----   ------   ----
